Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Supplemental Cash Flow Elements [Abstract]
Schedule of Cash Flow, Supplemental Disclosures [Table Text Block]	The following table summarizes CenterPoint Energy’s and CERC’s cash flows from discontinued operations and certain supplemental cash flow disclosures related to the Infrastructure Services and Energy Services Disposal Groups:

	Year Ended December 31,
	2019	2019	2018	2017
	CenterPoint Energy
	Infrastructure Services Disposal Group	Energy Services Disposal Group
	(in millions)
Depreciation and amortization	$50	$12	$13	$16
Amortization of intangible assets	19	—	—	—
Write-down of natural gas inventory	—	4	2	—
Capital expenditures	67	12	21	9
Non-cash transactions:
Accounts payable related to capital expenditures	—	2	2	3

	Year Ended December 31,
	2019	2018	2017
	CERC
	Energy Services Disposal Group
	(in millions)
Depreciation and amortization	$12	$13	$16
Write-down of natural gas inventory	4	2	—
Capital expenditures	12	21	9
Non-cash transactions:
Accounts payable related to capital expenditures	2	2	3

The tables below provide supplemental disclosure of cash flow information:

	2019			2018			2017
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Cash Payments/Receipts:
Interest, net of capitalized interest	$436	$229	$109	$363	$200	$105	$378	$205	$116
Income taxes (refunds), net	155	87	7	89	154	3	15	76	4
Non-cash transactions:
Accounts payable related to capital expenditures	236	117	86	201	124	80	144	104	56
Capital distribution associated with the Internal Spin (1)	—	—	28	—	—	1,473	—	—	—
ROU assets obtained in exchange for lease liabilities (2)	44	1	29	—	—	—	—	—	—

(1)	The capital distribution in 2019 associated with the Internal Spin is a result of the return to accrual for the periods of CERC’s ownership during 2018.

(2)	Includes the transition impact of adoption of ASU 2016-02 Leases as of January 1, 2019. The Registrants elected not to recast comparative periods in the year of adoption as permitted by the standard.

The table below provides a reconciliation of cash, cash equivalents and restricted cash reported in the Consolidated Balance Sheets to the amount reported in the Statements of Consolidated Cash Flows:

	December 31, 2019			December 31, 2018
	CenterPoint Energy	Houston Electric	CERC	CenterPoint Energy	Houston Electric	CERC
	(in millions)
Cash and cash equivalents (1) (2)	$241	$216	$2	$4,231	$335	$14
Restricted cash included in Prepaid expenses and other current assets	30	19	—	46	34	11
Restricted cash included in Other	—	—	—	1	1	—
Total cash, cash equivalents and restricted cash shown in Statements of Consolidated Cash Flows	$271	$235	$2	$4,278	$370	$25

(1)
CenterPoint Energy’s Cash and cash equivalents as of December 31, 2018 included $3.9 billion of temporary investments resulting from the Merger financings. CenterPoint Energy recorded interest income of $22 million, $28 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively, in Other, net on CenterPoint Energy’s Statements of Consolidated Income. See Notes 13 and 14 for further details related to the Merger financings.

(2)
Houston Electric’s Cash and cash equivalents as of December 31, 2019 and 2018 included $216 million and $335 million, respectively, of cash related to the Bond Companies. Houston Electric recorded interest income of $9 million, $4 million and $2 million for the years ended December 31, 2019, 2018 and 2017, respectively, in Other, net on Houston Electric’s Statement of Consolidated Inc